DEBT SECURITIES IN ISSUE (Details) £ in Millions, € in Billions, $ in Billions	Jun. 30, 2025 GBP (£)	Jun. 30, 2025 EUR (€)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 GBP (£)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($)	Jun. 30, 2024 EUR (€)
Debt Securities In Issue [Line Items]
Debt securities	£ 43,677			£ 37,569
Notional amount	286,914			272,315
Medium-term notes
Debt Securities In Issue [Line Items]
Debt securities	13,034			11,518
Euro €35bn Global Covered Bond Programme
Debt Securities In Issue [Line Items]
Debt securities	19,164			17,211
Notional amount | €		€ 35			€ 35		€ 35
US $20bn Commercial Paper Programmes
Debt Securities In Issue [Line Items]
Debt securities	4,382			3,274
Notional amount | $			$ 20			$ 20
Certificates of deposit
Debt Securities In Issue [Line Items]
Debt securities	1,611			1,196
Credit linked notes
Debt Securities In Issue [Line Items]
Credit linked notes	602			441
Securitisation programmes
Debt Securities In Issue [Line Items]
Debt securities	£ 4,884			£ 3,929